Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun. 30, 2011
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	COPLEY FUND, INC.
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to generate and accumulate dividend income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 2.90%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.90%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests, in stocks from a variety of industries included in the energy, communication, financial, pharmaceutical, insurance, retail and pipeline sectors. These are some of the sectors within the economy which the Adviser believes will contain companies which pay relatively high dividends which are increased on a regular and consistent basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund invests primarily in equity securities that fluctuate in value.
Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company's stock or the stocks of the companies within a given industry. The Fund invests primarily in companies that pay dividends. There is a risk that these companies could stop paying dividends.
The Fund often invests a significant portion of its assets in public utility companies. This results in the Fund's performance being closely tied to conditions affecting that industry such as interest rate sensitivity, regulatory changes, environmental issues, natural gas and coal prices and the risks associated with the operation of nuclear power plants. Shareholder would lose money if the Fund were to be held liable for any federal accumulated earnings tax. The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.

The Fund's past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the ten-year period shown in the above chart, the highest quarterly return was 11.97% (for the quarter ended June 30, 2003) and the lowest quarterly return was (18.28)% (for the quarter ended December 31, 2007).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflect no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Redemption" may be greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund's average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended
December 31, 2010. The index information is intended to permit you to compare the Fund's performance to a broad measure of market performance.

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Redemption" may be
greater than the "Return Before Taxes" because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Fund has a policy not to make distributions.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for the periods ended December 31, 2010
COPLEY FUND INC /NV/ (Prospectus Summary) | COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-28
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
COPLEY FUND INC /NV/ | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index Comparative Index (reflect no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Net deferred taxes	rr_Component1OtherExpensesOverAssets	6.11%	[1]
Operating Division Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	7.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.06%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	7.96%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	784
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,302
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,728
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,927
Annual Return 2001	rr_AnnualReturn2001	(9.30%)
Annual Return 2002	rr_AnnualReturn2002	(13.90%)
Annual Return 2003	rr_AnnualReturn2003	14.31%
Annual Return 2004	rr_AnnualReturn2004	12.99%
Annual Return 2005	rr_AnnualReturn2005	5.89%
Annual Return 2006	rr_AnnualReturn2006	19.70%
Annual Return 2007	rr_AnnualReturn2007	(10.83%)
Annual Return 2008	rr_AnnualReturn2008	(15.60%)
Annual Return 2009	rr_AnnualReturn2009	2.36%
Annual Return 2010	rr_AnnualReturn2010	7.04%
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/ | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.53%

[1]	The components of the net deferred taxes consist of deferred tax of $3,603,329, or 6.11 of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has contractually agreed to waive $60,000 of its fee. This agreement is effective for the period from March 1, 2010 through February 28, 2012. After February 28, 2012 the Adviser or the Fund can choose not to continue the agreement.
[3]	In comparing the Copley Fund to other mutual funds investors should consider the Fund's unique tax characteristics related to the accrual of deferred taxes. Please see "Tax on Unrealized Appreciation" on page {{9}}. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund's total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 1.85%.